UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James  Ash,  Gemini Fund Services, LLC

             80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  6/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014
Shares						Value
	INVESTMENTS - 80.3%
	UNAFFILIATED TRADING COMPANIES - 3.2%
57,029	ISAM Systematic Program Class ISAM (a,b) *					$ 2,158,319
49,173	Winton Diversified Trading Program Class WNTN (a,b) *					6,347,447
	TOTAL UNAFFILIATED TRADING COMPANIES (Cost - $7,682,690)					8,505,766
Principal Amount ($)					Maturity
	STRUCTURED NOTE - 6.5%
130,000	Barclays Bank PLC Linked Note (a,b) *				1/28/2015	17,565,703
	(Cost - $13,000,000)
				Yield
	BONDS & NOTES - 70.6%
	AEROSPACE / DEFENSE - 0.2%
150,000	Boeing Co.			3.7500%	11/20/2016	160,188
133,000	Boeing Co.			6.8750	3/15/2039	187,102
35,000	TransDigm, Inc. (c)			6.0000	7/15/2022	35,962
130,000	United Technologies Corp.			3.1000	6/1/2022	131,677
						514,929
	AGRICULTURE - 0.2%
390,000	Altria Group, Inc.			2.8500	8/9/2022	375,292
145,000	Altria Group, Inc.			4.1250	9/11/2015	150,873
						526,165
	AIRLINES - 0.2%
200,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.			8.3750	5/10/2020	213,940
50,000	Southwest Airlines Co.			5.1250	3/1/2017	54,515
288,000	Southwest Airlines Co.			5.7500	12/15/2016	318,142
						586,597
	AUTO MANUFACTURERS - 0.2%
150,000	Daimler Finance North America LLC. (c)			1.4500	8/1/2016	151,588
275,000	Ford Motor Co.			7.4500	7/16/2031	367,655
135,000	Toyota Motor Credit Corp.			1.7500	5/22/2017	137,532
						656,775
	AUTO PARTS & EQUIPMENT - 0.1%
35,000	American Axle & Manufacturing, Inc.			6.6250	10/15/2022	38,325
180,000	Delphi Automotive Systems Corp.			4.1500	3/15/2024	186,901
35,000	Goodyear Tire & Rubber Co.			7.0000	5/15/2022	38,850
						264,076
	BANKS - 4.6%
300,000	Agromercantil Senior Trust (c)			6.2500	4/10/2019	313,500
200,000	Agromercantil Senior Trust			6.2500	4/10/2019	209,000
100,000	Australia & New Zealand Banking Group Ltd. (c)			3.2500	3/1/2016	103,948
325,000	Australia & New Zealand Banking Group Ltd. (c)			4.8750	1/12/2021	366,282
200,000	Banco Davivienda SA			2.9500	1/29/2018	199,500
200,000	Banco de Bogota SA			5.0000	1/15/2017	213,500
300,000	Banco de Bogota SA (c)			5.3750	2/19/2023	310,500
200,000	Banco de Bogota SA			5.3750	2/19/2023	207,000
300,000	Banco de Chile			6.2500	6/15/2016	326,331
200,000	Banco de Costa Rica			5.2500	8/12/2018	205,000
200,000	Banco de Credito del Peru/Panama			5.3750	9/16/2020	219,250
200,000	Banco do Brasil SA/Cayman			8.5000	Perpetual	223,000
300,000	Banco do Brasil SA/Cayman (c,d)			9.0000	Perpetual	295,875
100,000	Banco GNB Sudameris SA			3.8750	5/2/2018	99,250
250,000	Banco GNB Sudameris SA			7.5000	7/30/2022	272,037
150,000	Banco Inbursa SA Institucion de Banca Multiple (c)			4.1250	6/6/2024	146,550
200,000	Banco Internacional del Peru SAA (d)			5.7500	10/7/2020	215,000

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Principal Amount ($)				Yield	Maturity	Value
	BANKS - 4.6% (continued)
400,000	Banco Internacional del Peru SAA (d)			8.5000%	4/23/2070	$ 441,000
150,000	Banco Mercantil del Norte SA (d)			6.8620	10/13/2021	160,953
200,000	Banco Nacional de Costa Rica			4.8750	11/1/2018	205,000
200,000	Banco Nacional de Costa Rica			6.2500	11/1/2023	205,000
200,000	Banco Regional SAECA			8.1250	1/24/2019	220,000
200,000	Banco Santander Chile (d)			1.8279	1/19/2016	201,500
50,000	Bancolombia SA			6.1250	7/26/2020	54,125
150,000	Bank of Montreal			1.3000	7/15/2016	151,639
375,000	Bank of Montreal			1.4000	9/11/2017	376,031
75,000	Bank of Nova Scotia			1.3750	7/15/2016	75,857
75,000	Bank of Nova Scotia			2.5500	1/12/2017	77,831
45,000	BB&T Corp.			2.1500	3/22/2017	46,057
175,000	BB&T Corp.			2.2500	2/1/2019	177,178
100,000	BB&T Corp.			3.2000	3/15/2016	104,002
400,000	BBVA Bancomer SA/Grand Cayman (d)			6.0080	5/17/2022	422,000
35,000	CIT Group, Inc.			5.0000	8/15/2022	36,225
150,000	Citigroup, Inc.			1.3500	3/10/2017	149,915
200,000	Corpbanca SA			3.1250	1/15/2018	199,478
250,000	CorpGroup Banking SA (c)			0.7500	3/15/2023	247,760
250,000	CorpGroup Banking SA			6.7500	3/15/2023	247,760
400,000	DBS Bank Ltd. (d)			0.8440	7/15/2021	390,000
200,000	Global Bank Corp.			4.7500	10/5/2017	206,000
125,000	Goldman Sachs Group, Inc.			5.7500	10/1/2016	137,535
150,000	Goldman Sachs Group, Inc.			5.7500	1/24/2022	173,578
500,000	Industrial Senior Trust			5.5000	11/1/2022	500,000
135,000	JPMorgan Chase & Co.			3.1500	7/5/2016	140,717
370,000	JPMorgan Chase & Co.			3.6250	5/13/2024	371,483
100,000	Korea Development Bank			3.2500	3/9/2016	103,762
350,000	Korea Development Bank			4.3750	8/10/2015	363,431
150,000	Morgan Stanley			1.7500	2/25/2016	152,130
175,000	Morgan Stanley			3.7500	2/25/2023	178,024
100,000	National Australia Bank Ltd. (c)			3.0000	7/27/2016	104,229
300,000	OVERSEA-CHINESE BANKING			4.2500	11/18/2019	303,132
135,000	PNC Funding Corp.			2.7000	9/19/2016	140,191
350,000	PNC Funding Corp.			3.3000	3/8/2022	356,933
15,000	PNC Funding Corp.			4.3750	8/11/2020	16,371
300,000	United Overseas Bank Ltd. (d)			5.3750	9/3/2019	301,798
135,000	Wells Fargo & Co.			2.1000	5/8/2017	138,461
325,000	Wells Fargo & Co.			4.6000	4/1/2021	361,643
50,000	Westpac Banking Corp.			1.1250	9/25/2015	50,392
100,000	Westpac Banking Corp.			2.0000	8/14/2017	102,177
						12,316,821
	BEVERAGES - 0.3%
150,000	Ajecorp BV			6.5000	5/14/2022	138,000
50,000	Anheuser-Bush InBev Worldwide, Inc.			0.8000	7/15/2015	50,225
100,000	Anheuser-Bush InBev Worldwide, Inc.			1.3750	7/15/2017	100,336
180,000	Coca-Cola Co.			1.8000	9/1/2016	184,227
374,000	Diageo Capital PLC			1.5000	5/11/2017	378,282
						851,070
	BIOTECHNOLOGY - 0.2%
150,000	Amgen, Inc.			2.1250	5/15/2017	153,741
150,000	Gilead Sciences, Inc.			3.0500	12/1/2016	157,188
265,000	Gilead Sciences, Inc.			3.7000	4/1/2024	271,917
						582,846

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Principal Amount ($)				Yield	Maturity	Value
	BUILDING MATERIALS - 0.3%
200,000	Cemex SAB de CV (d)			4.9765%	10/15/2018	$ 215,000
400,000	Grupo Cementos de Chihuahua SAB de CV			8.1250	2/8/2020	440,000
35,000	Louisiana-Pacific Corp.			7.5000	6/1/2020	38,500
						693,500
	CHEMICALS - 0.7%
40,000	Ashland, Inc.			4.7500	8/15/2022	40,200
400,000	Braskem America Finance Co.			7.1250	7/22/2041	410,520
125,000	Dow Chemical Co.			2.5000	2/15/2016	128,323
190,000	Dow Chemical Co.			3.0000	11/15/2022	186,868
315,000	Ecolab, Inc.			3.0000	12/8/2016	329,451
200,000	Grupo Idesa SA de CV			7.8750	12/18/2020	213,000
35,000	Hexion US Finance Corp.			6.6250	4/15/2020	37,100
200,000	LPG International, Inc.			7.2500	12/20/2015	216,500
200,000	Sociedad Quimica y Minera de Chile SA			6.1250	4/15/2016	214,236
						1,776,198
	COLLATERALIZED MORTAGE OBLIGATIONS
	U.S. GOVERNMENT AGENCY - 6.7%
630,307	Fannie Mae REMICS 2005-2 S (d,e)			6.4480	2/25/2035	112,013
1,098,202	Fannie Mae REMICS 2006-119 PS (d,e)			6.5480	12/25/2036	166,117
1,357,018	Fannie Mae REMICS 2006-126 DS (d,e)			6.5480	1/25/2037	229,311
1,173,933	Fannie Mae REMICS 2006-99 AS (d,e)			6.4280	10/25/2036	214,732
840,880	Fannie Mae REMICS 2009-41 ZA (e)			4.5000	6/25/2039	897,410
1,183,090	Fannie Mae REMICS 2009-98 DZ (e)			4.5000	12/25/2039	1,258,685
663,447	Fannie Mae REMICS 2010-115 SE (d,e)			5.8480	10/25/2040	131,864
486,389	Fannie Mae REMICS 2010-134 CS (d,e)			6.5280	12/25/2025	82,944
486,389	Fannie Mae REMICS 2010-134 SE (d,e)			6.4980	12/25/2025	68,024
588,446	Fannie Mae REMICS 2010-142 SC (d,e)			6.4480	12/25/2040	109,795
593,944	Fannie Mae REMICS 2010-76 ZK (e)			4.5000	7/25/2040	654,772
453,142	Fannie Mae REMICS 2011-111 EZ (e)			5.0000	11/25/2041	504,246
261,004	Fannie Mae REMICS 2011-18 UZ (e)			4.0000	3/25/2041	262,466
557,000	Fannie Mae REMICS 2011-74 KL (e)			5.0000	6/25/2040	624,014
1,544,047	Fannie Mae REMICS 2011-93 ES (d,e)			6.3480	9/25/2041	293,528
824,345	Fannie Mae REMICS 2013-122 DS (d,e)			5.2176	7/25/2043	692,787
425,075	Fannie Mae REMICS 2013-6 ZH (d,e)			1.5000	2/25/2043	317,731
315,531	Fannie Mae REMICS 2909 Z (d,e)			5.0000	12/15/2034	346,361
2,178,455	Fannie Mae REMICS 3404 SA (d,e)			5.8483	1/15/2038	306,328
1,757,317	Fannie Mae REMICS 3753 SB (d,e)			5.8483	11/15/2040	339,833
789,913	Fannie Mae REMICS 3770 SP (d,e)			6.3483	11/15/2040	89,248
1,017,394	Fannie Mae REMICS 3926 FS (d,e)			6.4283	9/15/2041	228,359
544,065	Fannie Mae REMICS 3957 DZ (d,e)			3.5000	11/15/2041	509,370
350,221	Fannie Mae REMICS 3957 HZ (d,e)			4.0000	11/15/2041	350,014
1,912,613	Fannie Mae REMICS 4291 MS (d,e)			5.7483	1/15/2054	286,620
443,879	Freddie Mac REMICS 2013-115 NS (d,e)			11.5947	11/25/2043	471,030
1,522,873	Freddie Mac REMICS 2013-74 YS (d,e)			5.7720	7/25/2043	1,212,584
851,359	Freddie Mac REMICS 2663 ZP (e)			5.0000	8/15/2033	935,126
523,404	Freddie Mac REMICS 3257 SI (d,e)			6.1683	12/15/2036	88,445
728,764	Freddie Mac REMICS 3818 JA (e)			4.5000	1/15/2040	784,286
986,703	Freddie Mac REMICS 4229 MS (d,e)			7.4344	7/15/2043	949,756
646,096	Freddie Mac REMICS 4259 GS (d,e)			11.5953	10/15/2043	686,279
461,004	Freddie Mac REMICS 4259 SJ (d,e)			11.5953	10/15/2043	474,612
2,040,352	Government National Mortgage Association 2013-119 TZ			3.0000	8/20/2043	1,727,851
918,907	Government National Mortgage Association 2013-120 GS (d)			5.2164	8/20/2043	767,924
883,728	Government National Mortgage Association 2013-148 DS (d)			5.5250	10/16/2043	123,333
2,712,606	Government National Mortgage Association 2013-188 MS (d)			5.3983	12/16/2043	363,447
2,000,000	Government National Mortgage Association 2014-95 CS (d)			6.0977	6/16/2044	345,000
						18,006,245

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Principal Amount ($)				Yield	Maturity	Value
	COLLATERALIZED MORTAGE OBLIGATIONS
	WHOLE LOAN COLLATERAL - 13.8%
505,000	Adjustable Rate Mortgage Trust 2005-2 6M2 (d)			1.1320%	6/25/2035	$ 439,571
1,058,656	Alternative Loan Trust 2004-28CB			5.5000	1/25/2035	1,094,267
471,548	Alternative Loan Trust 2007-22 2A16			6.5000	9/25/2037	382,947
1,625,000	American General Mortgage Loan Trust 2010-1A A3 (c,d)			5.6500	3/25/2058	1,667,395
492,156	Banc of America Funding 2006-3A1 Trust			5.7500	3/25/2036	461,767
601,251	Banc of America Funding 2012-R4 A Trust (c,d)			0.4110	3/4/2039	588,850
1,529,594	Banc of America Mortgage 2007-1 Trust 2007-1 2A17			6.0000	1/25/2037	1,446,665
385,919	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A			5.0000	5/25/2034	388,572
1,368,252	CHL Mortgage Pass-Through Trust 2007-12 A9			5.7500	8/25/2037	1,301,665
1,216,871	CHL Mortgage Pass-Through Trust 2007-5 A51			5.7500	5/25/2037	1,181,430
177,266	Citicorp Mortgage Securities Trust Series 2007-2 3A1			5.5000	2/25/2037	176,844
433,956	Citicorp Mortgage Securities Trust Series 2007-6 1A5			6.0000	7/25/2037	439,984
391,763	Credit Suisse First Boston Mortgage Securities Corp. 2005-8 1A3			5.2500	9/25/2035	384,913
928,966	CSMC Mortgage-Backed Trust 2006-7 1A3			5.0000	8/25/2036	818,566
549,014	CSMC Mortgage-Backed Trust 2006-9 2A1			5.5000	11/25/2036	549,910
864,243	CSMC Mortgage-Backed Trust 2007-1 5A14			6.0000	2/25/2037	762,946
116,876	CSMC Series 2009-13R 2A1 (c)			6.0000	1/26/2037	120,336
933,539	CSMC Series 2010-4R 3A17 (c,d)			6.7509	6/26/2037	887,468
1,000,000	CSMC Series 2011-5R 6A9 (c,d)			2.7384	11/27/2037	931,394
838,893	CSMC Trust 2013-3R 1A1 (c,d)			1.2823	4/27/2035	774,774
469,361	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (d)			2.2495	5/25/2035	406,510
454,064	GSR Mortgage Loan Trust 2004-2F			5.5000	9/25/2019	466,640
2,494,276	GSR Mortgage Loan Trust 2006-AR1 3A1 (d)			3.4155	1/25/2036	2,295,914
841,813	HomeBanc Mortgage Trust 2005-3 A1 (d)			0.3920	7/25/2035	775,508
208,228	JP Morgan Mortgage Trust 2007-S1 1A1			5.0000	3/25/2022	206,738
1,174,029	JP Morgan Mortgage Trust 2007-S2 1A15			6.7500	6/25/2037	1,044,706
164,617	Jp Morgan Resecuritization Trust Series 2011-2 2A3 (c,d)			3.5000	7/26/2036	168,047
235,165	Jp Morgan Resecuritization Trust Series 2011-2 6A11 (c,d)			5.5000	12/26/2035	234,076
907,731	Lehman Mortgage Trust 2006-1 1A3			5.5000	2/25/2036	763,792
847,859	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (d)			2.6614	4/25/2036	800,711
88,256	Morgan Stanley Mortgage Loan Trust 2004-1 1A1			5.0000	11/25/2018	90,155
705,317	Morgan Stanley Mortgage Loan Trust 2006-11 2A2			6.0000	8/25/2036	583,678
1,148,682	Morgan Stanley Mortgage Loan Trust 2006-2 7A1 (d)			5.6183	2/25/2036	1,083,837
369,856	Morgan Stanley Mortgage Loan Trust 2006-7 3A (d)			5.3946	6/25/2036	318,295
528,590	Opteum Mortgage Acceptance Corp. Asset Backed Pass - Through Certificates 2005-5 2AN (d)			5.6750	12/25/2035	549,486
443,372	PHH Alternative Mortgage Trust Series 2007-2 3A1			6.0000	5/25/2037	374,491
549,818	RALI Series 2006-QA1 A21 Trust (d)			3.7322	1/25/2036	450,562
784,842	RALI Series 2006-QS6 A9 Trust			6.2500	4/25/2037	643,197
565,385	RALI Series 2006-QS10 A9 Trust			6.5000	8/25/2036	477,347
666,907	Residential Asset Securitization Trust 2006-A2 A3			6.0000	1/25/2046	551,143
583,240	Residential Asset Securitization Trust 2006-A6 2A11			6.0000	7/25/2036	520,274
895,920	Residential Asset Securitization Trust 2007-A1 1A2			6.0000	3/25/2037	695,158
691,419	Residential Asset Securitization Trust 2007-A3 1A1 (d)			0.6020	4/25/2037	410,199
90,718	Residential Asset Securitization Trust 2007-A3 1A2 (d)			45.2180	4/25/2037	197,312
106,414	RFMSI Series 2003-S16 A1 Trust			4.7500	9/25/2018	107,289
439,422	RFMSI Series 2006-S3 A7 Trust			5.5000	3/25/2036	399,526
760,473	RFMSI Series 2006-S7 A3 Trust			6.2500	8/25/2036	691,333
300,528	RFMSI Series 2006-S7 A3 Trust			6.2500	8/25/2036	273,205
1,349,589	RFMSI Series 2007-S1 A5 Trust			6.0000	1/25/2037	1,244,787
478,341	RFMSI Series 2007-S2 A4 Trust			6.0000	2/25/2037	431,763
1,318,714	RFMSI Series 2007-S6 1A11 Trust			6.0000	6/25/2037	1,167,301
470,891	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 4A2 (d)			5.3753	9/25/2036	469,435
186,751	Structured Asset Securities Corp. Mortgage Pass-through Certificates 2004-11XS 2A2 (f)			5.1546	6/25/2034	216,218
907,884	Wells Fargo Alternative Loan 2007-PA3 3A1 Trust			6.2500	7/25/2037	827,967

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Principal Amount ($)				Yield	Maturity	Value
	COLLATERALIZED MORTAGE OBLIGATIONS
	WHOLE LOAN COLLATERAL - 13.8% (continued)
943,208	Wells Fargo Mortgage Backed Securities 2006-2 3A1 Trust			5.7500%	3/25/2036	$ 958,918
277,489	Wells Fargo Mortgage Backed Securities 2007-13 A6 Trust			6.0000	9/25/2037	283,749
544,686	Wells Fargo Mortgage Backed Securities 2007-3 1A4 Trust			6.0000	4/25/2037	544,291
591,478	Wells Fargo Mortgage Backed Securities 2007-7 A38 Trust			6.0000	6/25/2037	584,828
						37,108,650
	COMMERCIAL MBS - 6.5%
100,000	BAMLL Commercial Mortgage Securities Trust 2012-CLRN B (c,d)			1.7518	8/15/2029	100,067
100,000	BAMLL Commercial Mortgage Securities Trust 2012-CLRN D (c,d)			2.8518	8/15/2029	100,134
50,000	Banc of America Commercial Mortgage Trust 2006-4 AM			5.6750	7/10/2046	54,407
200,000	Banc of America Commercial Mortgage Trust 2007-2 AM (d)			5.7909	4/10/2049	221,099
250,000	Banc of America Commercial Mortgage Trust 2007-4 AM (d)			6.0151	2/10/2051	279,830
68,242	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8 A4			4.6740	6/11/2041	69,979
100,000	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 AJ (d)			5.0050	2/13/2042	102,859
194,370	Boca Hotel Portfolio Trust 2013 BOCA A (c,d)			1.3018	8/15/2026	194,520
250,000	Boca Hotel Portfolio Trust 2013 BOCA D (c,d)			3.2018	8/15/2026	250,714
340,000	CD 2007-CD4 AMFX Commercial Mortgage Trust (d)			5.3660	12/11/2049	358,562
1,848,367	CD 2007-CD5 XP Mortgage Trust (c,d)			0.3028	11/15/2044	1,628
50,000	Citigroup Commercial Mortgage Trust 2006-C4 AM (d)			5.9748	3/15/2049	53,762
130,000	Citigroup Commercial Mortgage Trust 2006-C5 AM			5.4620	10/15/2049	141,237
250,000	Citigroup Commercial Mortgage Trust 2008-C7 AM (d)			6.3409	12/10/2049	280,486
977,514	Citigroup Commercial Mortgage Trust 2012-GC8 XA (c,d)			2.3885	9/10/2045	106,534
300,000	COMM 2006-C7 AM Mortgage Trust (d)			5.9697	6/10/2046	322,568
100,000	COMM 2006-C8 AM Mortgage Trust			5.3470	12/10/2046	108,702
255,491	COMM 2006-FL12 B Mortgage Trust (c,d)			0.3218	12/15/2020	254,629
242,663	COMM 2013-FL3 Mortgage Trust (c,d)			4.4020	10/13/2028	243,997
200,000	COMM 2014-CCRE15 Mortgage Trust (c,d)			4.9210	2/10/2047	194,298
1,963,560	Commercial Mortgage Pass Through Certificates 2012-CR3 XA (d)			2.3448	10/15/2045	236,159
144,208	Commercial Mortgage Trust 2006-FL4A D (c,d)			0.4209	11/5/2021	143,419
250,000	Commercial Mortgage Trust 2006-FL4A G (c,d)			0.5709	11/5/2021	241,133
250,000	Commercial Mortgage Trust 2007-GG11 AM (d)			5.8670	12/10/2049	276,278
250,000	Commercial Mortgage Trust 2007-GG9 AM			5.4750	3/10/2039	269,289
250,000	Commercial Mortgage Trust 2007-GG9 AMFX (d)			5.4750	3/10/2039	269,292
250,000	Credit Suisse Commercial Mortgage Trust Series 2006-C1 C (d)			5.6428	2/15/2039	258,487
350,000	Credit Suisse Commercial Mortgage Trust Series 2006-C3 AM (d)			5.9822	6/15/2038	378,663
825,000	Credit Suisse Commercial Mortgage Trust Series 2006-C4 AM			5.5090	9/15/2039	887,406
275,000	Credit Suisse Commercial Mortgage Trust Series 2006-C5 AM			5.3430	12/15/2039	298,294
250,000	Credit Suisse Commercial Mortgage Trust Series 2007-C4 AM (d)			6.0509	9/15/2039	272,695
263,000	Credit Suisse Commercial Mortgage Trust Series 2005-C2 AMFX			4.8770	4/15/2037	266,658
36,888	Credit Suisse First Boston Mortgage Securities Corp. 1998-C2 F (c,d)			6.7500	11/15/2030	38,199
550,000	Credit Suisse First Boston Mortgage Securities Corp. 2007-TFLA G (c,d)			0.5218	2/15/2022	538,858
125,869	Credit Suisse Mortgage Capital Certificates 2006-TF2A KERB (c,d)			0.3218	10/15/2021	125,627
194,989	Credit Suisse Mortgage Capital Certificates 2006-TF2A KERE (c,d)			0.6018	9/15/2021	193,992
233,986	Credit Suisse Mortgage Capital Certificates 2007-TF2A A1 (c,d)			0.7518	9/15/2021	232,097
250,000	CSMC Series 2009-RR2 IQB (c,d)			5.6945	4/16/2049	268,318
200,000	DBRR 2012- EZ1 B Trust (b,c)			1.3930	9/25/2045	199,980
300,000	GS Mortgage Securities Corp. II 2013-KYO A (c,d)			1.0010	11/8/2029	301,504
300,000	GS Mortgage Securities Trust 2006-GG8 AJ			5.6220	11/10/2039	310,478
300,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-PHH A (c,d)			1.8179	10/15/2025	300,713
250,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CIBC 12 (d)			5.1441	9/12/2037	247,384
1,441,101	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (d)			0.0725	5/15/2045	14,853
247,065	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AM			5.3720	5/15/2047	260,722
62,305	JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1 ASB			5.8570	2/15/2051	66,247
250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LPD12 AM (d)			6.2178	2/15/2051	280,461
975,467	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA (d)			2.1514	5/15/2045	95,433
2,389,245	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (d)			2.2959	10/15/2045	262,189
967,123	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA (d)			2.1632	6/15/2045	90,696
200,000	JP Morgan Chase Commercial Mortgage Series Trust 2013-FL3 D (c,d)			2.5018	4/15/2028	200,259
175,000	JP Morgan Commercial Mortgage-Backed Securities Trust 2009-RR2 GEB (c)			5.5430	12/13/2049	186,137

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Principal Amount ($)				Yield	Maturity	Value
	COMMERCIAL MBS - 6.5% (continued)
250,000	LB Commercial Mortgage Trust 2007-C3 AMFL (c,d)			6.0896%	7/15/2044	$ 279,991
250,000	LB-UBS Commercial Mortgage Trust 2005-C2 AJ (d)			5.2050	4/15/2030	257,214
100,000	LB-UBS Commercial Mortgage Trust 2005-C3 AM			4.7940	7/15/2040	103,097
250,000	LB-UBS Commercial Mortgage Trust 2005-C7 AJ (d)			5.3230	11/15/2040	261,876
2,277,454	LB-UBS Commercial Mortgage Trust 2006-C7 AM (c,d)			0.8495	11/15/2038	31,046
1,897,878	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (c,d)			0.8495	11/15/2038	25,872
250,000	LB-UBS Commercial Mortgage Trust 2006-C7 XW (d)			5.3780	11/15/2038	270,979
350,000	LB-UBS Commercial Mortgage Trust 2007-C2 A, (d)			5.4930	2/15/2040	376,149
250,000	Merrill Lynch Mortgage Trust 2005-CKI1 AJ (d)			5.4567	11/12/2037	262,012
300,000	Merrill Lynch Mortgage Trust 2006-C1 AM (d)			5.8624	5/12/2039	305,937
250,000	ML-CFC Commercial Mortgage Trust 2007-5 AM			5.4190	8/12/2048	268,128
975,597	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (c,d)			2.0289	8/15/2045	87,690
237,245	Morgan Stanley Capital I, Inc. 2006-XLF J (c,d)			0.5850	7/15/2019	233,386
162,702	Morgan Stanley Capital I, Inc. 2007-XLF9 J (c,d)			2.2550	12/15/2020	161,319
250,000	Morgan Stanley Capital I Trust 2005-HQ7 AM (d)			5.3762	11/14/2042	261,349
250,000	Morgan Stanley Capital I Trust 2005-IQ10 AJ (d)			5.3488	9/15/2042	260,012
250,000	Morgan Stanley Capital I Trust 2005-T19 AJ (d)			4.9850	6/12/2047	258,718
100,000	Morgan Stanley Capital I Trust 2007-HQ11 (d)			5.5080	2/12/2044	106,099
250,000	Morgan Stanley Capital I Trust 2007-IQ13 AM			5.4060	3/15/2044	272,378
952,713	Morgan Stanley Capital I Trust 2011-C1 XA (c.d)			1.0891	9/15/2047	19,191
255,000	RBS Greenwich Capital Mortgage Loan Trust 2010-MB1 C (c,d)			4.9832	4/15/2024	261,023
13,709	SMA Issuer I LLC 2012-LV1 A (c)			3.5000	8/20/2025	13,709
1,941,003	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (c,d)			2.3163	8/10/2049	228,301
250,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ (d)			5.6320	10/15/2048	256,338
300,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AJ (c,d)			0.3543	12/15/2043	291,450
250,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AMFL (d)			5.4130	12/15/2043	258,717
250,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AM (d)			6.1400	2/15/2051	278,800
1,453,777	WFRBS Commercial Mortgage Trust 2012-C9 XA (c,d)			2.3949	11/15/2045	173,853
976,757	WFRBS Commercial Mortgage Trust 2012-C8 XA (c,d)			2.3798	8/15/2045	108,805
						17,425,371
	COMMERCIAL SERVICES - 0.2%
35,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.			5.5000	4/1/2023	35,787
468,294	ENA Norte Trust			4.9500	4/25/2023	481,406
35,000	RR Donnelley & Sons			7.8750	3/15/2021	40,250
35,000	Safeway Group Holdings LLC / Safeway Finance Corp. (c)			7.0000	5/15/2018	37,100
35,000	Service Corp. International/US			5.3750	1/15/2022	36,225
35,000	United Rentals North America, Inc.			7.6250	4/15/2022	39,287
						670,055
	COMPUTERS - 0.2%
150,000	Hewlett-Packard Co.			3.3000	12/9/2016	157,857
475,000	Seagate HDD Cayman (c)			4.7500	1/1/2025	471,438
						629,295
	COSMETICS / PERSONAL CARE - 0.1%
90,000	Procter & Gamble Co.			0.7500	11/4/2016	90,008
50,000	Procter & Gamble Co.			3.1500	9/1/2015	51,628
35,000	Revlon Consumer Products Corp.			5.7500	2/15/2021	35,963
						177,599
	DISTRIBUTION / WHOLESALE - 0.1%
175,000	Arrow Electronics, Inc.			3.3750	11/1/2015	180,598
35,000	HD Supply, Inc			7.5000	7/15/2020	38,237
						218,835
	DIVERSIFIED FINANCIAL SERVICES - 1.4%
100,000	American Express Credit Corp.			1.3000	7/29/2016	100,832
35,000	American Express Credit Corp.			1.7500	6/12/2015	35,444
145,000	American Express Credit Corp.			2.1250	7/27/2018	147,328
215,000	American Express Credit Corp.			2.1250	3/18/2019	215,914
150,000	Bantrab Senior Trust			9.0000	11/14/2020	156,750

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Principal Amount ($)				Yield	Maturity	Value

	DIVERSIFIED FINANCIAL SERVICES - 1.4% (continued)
300,000	Cementos Progreso Trust			7.1250%	11/6/2023	$ 324,000
200,000	Fondo MIVIVIENDA SA			3.3750	4/2/2019	202,000
50,000	General Electric Capital Corp.			1.6250	7/2/2015	50,636
455,000	General Electric Capital Corp.			2.9000	1/9/2017	475,950
250,000	Guanay Finance Ltd.			6.0000	9/15/2020	263,248
35,000	Icahn Enterprises LP			4.8750	3/15/2019	36,050
200,000	Magnesita Finance Ltd.			8.6250	Perpetual	199,000
100,000	National Rural Utilities Cooperative Finance Corp.			1.1000	1/27/2017	100,392
50,000	National Rural Utilities Cooperative Finance Corp.			3.8750	9/16/2015	51,992
323,000	National Rural Utilities Cooperative Finance Corp.			10.3750	11/1/2018	435,150
215,169	Peru Enhanced Pass-Through Finance Ltd.			- **	5/31/2018	203,294
250,000	Rio Oil Finance Trust Series 2014-1 (c)			6.2500	7/6/2024	262,580
200,000	SUAM Finance BV (c)			4.8750	4/17/2024	204,000
200,000	Tanner Servicios Financieros SA			4.3750	3/13/2018	202,089
						3,666,649
	ELECTRIC - 0.9%
200,000	AES Andres Dominicana Ltd. / Itabo Dominicana Ltd. (c)			9.5000	11/12/2020	216,500
200,000	AES Andres Dominicana Ltd. / Itabo Dominicana Ltd.			9.5000	11/12/2020	216,500
200,000	AES El Salvador Trust II			6.7500	3/28/2023	205,500
225,000	Berkshire Hathaway Energy Co.			6.5000	9/15/2037	290,147
135,000	Duke Energy Corp.			2.1500	11/15/2016	138,868
175,000	Duke Energy Corp.			3.5500	9/15/2021	182,964
200,000	Empresa de Energia de Bogota SA ESP			6.1250	11/10/2021	218,500
200,000	Empresas Publicas de Medellin ESP			7.6250	7/29/2019	239,500
200,000	Mexico Generadora de Energia S de rl			5.5000	12/6/2032	204,500
145,000	Southern Co.			1.9500	9/1/2016	148,398
253,000	Southern Power Co.			4.8750	7/15/2015	264,541
						2,325,918
	ENGINEERING & CONSTRUCTION - 0.2%
200,000	Aeropuertos Dominicanos Siglo XXI SA (f)			9.2500	11/13/2019	191,000
300,000	OAS Financial Ltd. (c,d)			8.8750	Perpetual	298,500
						489,500
	ENTERTAINMENT - 0.0%
35,000	Cinemark USA, Inc.			7.3750	6/15/2021	38,588

	ENVIRONMENTAL CONTROL - 0.2%
150,000	Waste Management, Inc.			2.6000	9/1/2016	155,193
215,000	Waste Management, Inc.			6.1250	11/30/2039	269,476
						424,669
	FOOD - 1.5%
250,000	Corp Azucarera del Peru SA			6.3750	8/2/2022	235,000
100,000	Corp Pesquera Inca SAC (c)			9.0000	2/10/2017	97,500
250,000	Corp Pesquera Inca SAC			9.0000	2/10/2017	243,750
300,000	ESAL GmbH (c)			6.2500	2/5/2023	294,000
125,000	General Mills, Inc.			5.7000	2/15/2017	139,819
40,000	HJ Heinz Co.			4.2500	10/15/2020	40,250
200,000	JBS Investments GmbH			7.7500	10/28/2020	214,000
150,000	Kellogg Co.			1.7500	5/17/2017	151,783
155,000	Kellogg Co.			7.4500	4/1/2031	200,836
90,000	Kroger Co.			2.2000	1/15/2017	92,349
270,000	Kroger Co.			3.4000	4/15/2022	273,660
400,000	Marfrig Holding Europe BV (c)			6.8750	6/24/2019	404,600
200,000	Minerva Luxembourg SA			7.7500	1/31/2023	214,000
140,000	Mondelez International, Inc.			4.1250	2/9/2016	147,220
200,000	Pesquera Exalmar S.A.A. (c)			7.3750	1/31/2020	185,000
200,000	Pesquera Exalmar S.A.A.			7.3750	1/31/2020	185,000
35,000	Post Holdings, Inc. (c)			7.3750	2/15/2022	37,844

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Principal Amount ($)				Yield	Maturity	Value
	FOOD - 1.5% (continued)
200,000	Raizen Energy Finance Ltd.			7.0000%	2/1/2017	$ 222,500
150,000	Sigma Alimentos SA de CV			5.6250	4/14/2018	165,900
35,000	Smithfield Foods, Inc. (c)			5.8750	8/1/2021	37,013
345,000	Tyson Foods, Inc.			4.5000	6/15/2022	361,797
						3,943,821
	FOREIGN GOVERNMENT - 0.3%
200,000	Banco Nacional de Desenvolvimento Economico e Social			6.3690	6/16/2018	224,500
200,000	Instituto Costarricense de Electricidad (c)			6.9500	11/10/2021	217,000
410,000	Mexico Government International Bond			4.0000	10/2/2023	273,260
						714,760
	FOREST PRODUCTS & PAPER - 0.2%
200,000	Celulosa Arauco y Constitucion SA			7.2500	7/29/2019	234,467
350,000	Inversiones CMPC SA			4.7500	1/19/2018	372,273
						606,740
	GAS - 0.2%
300,000	Fermaca Enterprises S de RL de CV (c)			6.3750	3/30/2038	312,750
200,000	Nakilat Inc.			6.0670	12/31/2033	221,231
92,602	Nakilat Inc.			6.2670	12/31/2033	101,283
						635,264
	HEALTHCARE - PRODUCTS - 0.2%
35,000	Alere, Inc.			6.5000	6/15/2020	36,838
300,000	Becton Dickinson and Co.			3.1250	11/8/2021	308,419
35,000	Biomet, Inc.			6.5000	8/1/2020	37,713
240,000	Covidien International Finance SA			2.9500	6/15/2023	233,606
						616,576
	HEALTHCARE - SERVICES - 0.2%
20,000	HCA, Inc.			3.7500	3/15/2019	20,175
25,000	IASIS Healthcare LLC / IASIS Capital Corp.			8.3750	5/15/2019	26,656
35,000	LifePoint Hospitals Inc. (c)			5.5000	12/1/2021	36,663
35,000	Select Medical Corp.			6.3750	6/1/2021	36,575
357,000	WellPoint, Inc.			2.3000	7/15/2018	363,704
140,000	WellPoint, Inc.			5.2500	1/15/2016	149,594
						633,367
	HOLDING COMPANIES - DIVERSIFIED - 0.1%
300,000	Grupo KUO SAB De CV			6.2500	12/4/2022	314,250

	HOME BUILDERS - 0.0%
35,000	Toll Brothers Finance Corp.			5.8750	2/15/2022	38,063
35,000	WCI Communities, Inc.			6.8750	8/15/2021	36,006
10,000	WCI Communities, Inc.(c)			6.8750	8/15/2021	10,300
						84,369
	HOME EQUITY ABS - 1.1%
150,936	ACE Securities Corp.\Home Equity Loan Trust Series 2006-NC1 A2C (d)			0.3520	12/25/2035	150,141
1,201,217	Bayview Financial Acquisition Trust 2007-A 1A5 (f)			6.1010	5/28/2037	1,205,034
413,634	GSAA Home Equity Trust 2007-10 A1A			6.0000	11/25/2037	368,407
407,291	GSAA Trust 2005-7 AF2 (d)			4.4760	5/25/2035	417,755
648,835	Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC3 M3 (d)			0.8570	3/25/2035	645,935
184,348	RASC Series 2005-KS4 M1 Trust (d)			0.5650	5/25/2035	184,080
						2,971,352
	HOUSEHOLD PRODUCTS / WARES - 0.0%
35,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu			5.7500	10/15/2020	36,925
36,000	Spectrum Brands Escrow Corp.			6.6250	11/15/2022	38,970
						75,895

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Principal Amount ($)				Yield	Maturity	Value
	INSURANCE - 0.3%
75,000	Berkshire Hathaway, Inc.			0.9500%	8/15/2016	$ 75,403
75,000	Berkshire Hathaway, Inc.			2.2000	8/15/2016	77,387
220,000	Liberty Mutual Group, Inc. (c)			6.5000	5/1/2042	275,902
400,000	MetLife, Inc.			4.1250	8/13/2042	389,284
100,000	Metropolitan Life Global Funding I (c)			2.5000	9/29/2015	102,443
						920,419
	INTERNET - 0.1%
85,000	eBay, Inc.			0.7000	7/15/2015	85,336
75,000	eBay, Inc.			1.3500	7/15/2017	75,353
35,000	Equinix, Inc.			7.0000	7/15/2021	38,675
						199,364
	INVESTMENT COMPANIES - 0.1%
200,000	Grupo Aval Ltd.			5.2500	2/1/2017	213,000

	IRON / STEEL - 0.1%
45,000	Glencore Funding LLC (c)			2.5000	1/15/2019	44,885
195,000	Glencore Funding LLC (c)			3.1250	4/29/2019	198,861
						243,746
	LEISURE TIME - 0.0%
20,000	NCL Corp. Ltd.			5.0000	2/15/2018	20,650

	LODGING - 0.2%
100,000	Marriott International, Inc.			6.2000	6/15/2016	109,858
50,000	MGM Resorts International			6.6250	12/15/2021	38,938
260,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.			7.7500	8/15/2020	283,400
						432,196
	MACHINERY - CONSTRUCTION & MINING - 0.1%
25,000	Caterpillar Financial Services Corp.			1.0000	3/3/2017	25,012
100,000	Caterpillar Financial Services Corp.			1.3500	9/6/2016	101,143
200,000	Ferreycorp SAA			4.8750	4/26/2020	204,000
35,000	Terex Corp.			6.0000	5/15/2021	37,713
						367,868
	MACHINERY - DIVERSIFIED - 0.1%
157,000	John Deere Capital Corp.			1.4000	3/15/2017	159,082
35,000	Manitowoc Co.,Inc.			8.5000	11/1/2020	39,025
						198,107
	MEDIA - 0.6%
35,000	CCO Holdings, LLC. / CCO Holdings Capital Corp.			5.2500	9/30/2022	35,525
200,000	Columbus International Inc.			7.3750	3/30/2021	215,500
120,000	Comcast Corp.			6.5000	1/15/2017	136,495
100,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.			2.4000	3/15/2017	102,984
185,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.			4.4500	4/1/2024	196,160
200,000	Globo Comunicacao e Participacoes S.A.			5.3070	5/11/2022	212,000
35,000	Gray Television, Inc.			7.5000	10/1/2020	37,713
200,000	Grupo Televisa SAB			6.0000	5/15/2018	227,613
150,000	Thomson Reuters Corp.			1.3000	2/23/2017	150,026
350,000	TV Azteca SAB de CV			7.6250	9/18/2020	377,125
						1,691,141
	MINING - 0.6%
190,000	Freeport-McMoRan Copper & Gold Inc.			3.1000	3/15/2020	191,878
350,000	Southern Copper Corp.			5.2500	11/8/2042	321,775
200,000	Vedanta Resources PLC			6.0000	1/31/2019	206,750
600,000	Vedanta Resources PLC (c)			7.1250	5/31/2023	633,000
200,000	Vedanta Resources PLC			8.2500	6/7/2021	224,000
						1,577,403
	MISCELLANEOUS MANUFACTURING - 0.1%
35,000	Gates Global LLC / Gates Global Co. (c)			6.0000	7/15/2022	35,000
180,000	Illinois Tool Works, Inc.			3.3750	9/15/2021	187,524
						222,524
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Principal Amount ($)				Yield	Maturity	Value
	MULTI - NATIONAL - 0.3%
200,000	Banco Latinoamericano de Comercio Exterior SA			3.7500%	4/4/2017	$ 207,600
485,000	Corp Andina de Fomento			3.7500	1/15/2016	504,459
						712,059
	OFFICE / BUSINESS EQUIPMENT - 0.1%
100,000	Xerox Corp.			2.9500	3/15/2017	104,386
223,000	Xerox Corp.			4.2500	2/15/2015	228,135
						332,521
	OIL & GAS - 2.0%
100,000	BP Capital Markets PLC			1.8460	5/5/2017	102,131
200,000	BP Capital Markets PLC			2.5000	11/6/2022	190,865
50,000	BP Capital Markets PLC			3.1250	10/1/2015	51,591
200,000	CNPC General Capital Ltd. (c,d)			1.1251	5/14/2017	200,560
100,000	ConocoPhillips			4.6000	1/15/2015	102,232
130,000	ConocoPhillips			6.5000	2/1/2039	174,343
50,000	ConocoPhillips			1.0500	12/15/2017	49,519
300,000	Delek & Avner Tamar Bond Ltd. (c)			3.8390	12/30/2018	301,070
60,000	Delek & Avner Tamar Bond Ltd. (c)			5.4120	12/30/2025	61,673
130,000	Devon Energy Corp.			1.8750	5/15/2017	132,246
215,000	Devon Energy Corp.			4.0000	7/15/2021	228,438
125,000	Devon Energy Corp.			6.3000	1/15/2019	146,775
9,340	Dolphin Energy Ltd.			5.8880	6/15/2019	10,344
25,000	Ecopetrol S.A.			5.8750	5/28/2045	25,876
40,000	Hilcorp Energy I LP / Hilcorp Finance Co. (c)			5.0000	12/1/2024	40,000
35,000	Newfield Exploration Co.			5.7500	1/30/2022	38,675
35,000	Oasis Petroleum, Inc. (c)			6.8750	3/15/2022	38,150
250,000	Pacific Rubiales Energy Corp. (c)			5.1250	3/28/2023	248,125
200,000	Pacific Rubiales Energy Corp. (c)			5.3750	1/26/2019	208,500
150,000	Pacific Rubiales Energy Corp.			5.1250	3/28/2023	148,875
350,000	Petrobras Global Finance BV (d)			1.8486	5/20/2016	350,434
200,000	Petroleos Mexicanos (d)			2.2479	7/18/2018	207,636
316,000	Petroleos Mexicanos			6.6250	6/15/2035	372,090
50,000	Phillips 66			1.9500	3/5/2015	50,500
100,000	Phillips 66			2.9500	5/1/2017	104,803
150,000	Phillips 66			5.8750	5/1/2042	179,710
190,000	Plains Exploration & Production Co.			6.5000	11/15/2020	212,088
199,560	Ras Laffan Liquefied Natural Gas Co. Ltd. II			5.2980	9/30/2020	217,022
250,000	Reliance Holding USA Inc.			4.5000	10/19/2020	260,993
400,000	Reliance Industries Ltd.			5.8750	Perpetual	392,000
200,000	Sinopec Group Overseas Development 2014 Ltd. (c,d)			1.1473	4/10/2019	200,464
30,000	SM Energy Co. (c)			5.0000	1/15/2024	29,850
35,000	Ultra Petroleum Corp. (c)			5.7500	12/15/2018	36,750
85,000	Valero Energy Corp.			4.5000	2/1/2015	86,956
70,000	Valero Energy Corp.			6.1250	6/15/2017	79,729
						5,281,013
	OIL & GAS SERVICES - 0.1%
165,000	Halliburton Co.			6.1500	9/15/2019	196,872

	OTHER ABS - 8.2%
221,502	Apidos CDO III Ltd. 2006-3A A1 (c,d)			0.4903	6/12/2020	220,653
500,000	Apidos CLO XVI 2013-16A X (c,d)			1.2279	1/19/2025	500,023
250,000	Apidos CLO XVII 2014-17A X (c,d)			1.2099	4/17/2026	249,962
250,000	Apidos CLO XVIII 2014-18A C (c,d)			3.8810	7/22/2026	242,425
250,000	Apidos CLO XVIII 2014-18 D (c,d)			5.4310	7/22/2026	235,350
250,000	Ares XXIX CLO Ltd. 2014-1A D (c,d)			5.0433	4/17/2026	230,851
71,855	Atrium IV 4A A2 (c,d)			0.4806	6/8/2019	71,537
250,000	Avery Point IV CLO Ltd. 2014-1A X (c,d)			1.2379	4/25/2026	250,021
250,000	Avery Point IV CLO Ltd. 2014-1A D (c,d)			3.7379	4/25/2026	238,611

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Principal Amount ($)				Yield	Maturity	Value
	OTHER ABS - 8.2% (Continued)
500,000	Babson CLO, Inc. 2005- 2A A2 (c,d)			0.6279%	7/20/2019	$ 493,472
183,623	Babson CLO, Inc. 2005- 3A (c,d)			0.4734	11/10/2019	182,777
466,636	Babson CLO Ltd. 2007-IX A2A (d)			0.4429	1/18/2021	463,519
250,000	Babson CLO Ltd. 2013-IA A (c,d)			1.3279	4/20/2025	247,085
293,062	Black Diamond CLO 2005-1A AI Delaware Corp. (c,d)			0.5010	6/20/2017	291,344
250,000	Blackrock Senior Income Series II 2005-2A C (c,d)			0.9472	5/25/2017	249,613
600,104	BlackRock Senior Income Series IV 2006-4A A(c,d)			0.4679	4/20/2019	594,149
500,000	BlueMountain CLO Ltd. 2005-1A A2 (c,d)			0.5939	11/15/2017	498,316
250,000	Carlyle Global Market Strategies CLO Ltd. 2013-2A D (c,d)			3.9778	4/18/2025	244,568
335,054	Carlyle High Yield Partners VIII Ltd. (c,d)			0.4670	5/21/2021	332,796
188,204	Carrington Mortgage Loan Trust Series 2007-RFC1 (d)			0.2020	12/25/2036	187,408
500,000	CENT CLO LP 2013-20A Class C (c,d)			3.2288	1/25/2026	498,210
501,292	Chatham Light CLO Ltd. 2005-2A A1 (c,d)			0.4729	8/3/2019	500,805
1,975,128	Citigroup Mortgage Loan Trust 2007-WFH2 (d)			0.3320	3/25/2037	1,873,630
500,000	ColumbusNova CLO Ltd. 2006-IA D (c,d)			1.7779	7/18/2018	481,117
216,878	ColumbusNova CLO Ltd. 2005-15 1AF6 (c,d)			0.4754	5/16/2019	215,889
360,548	Countrywide Asset-Backed Certificates 2005-15 1AF6 (d)			4.6436	4/25/2036	362,768
199,176	Duane Street CLO III Ltd. 2006-3A A1 (c,d)			0.4776	1/11/2021	197,334
105,347	Eaton Vance CDO IX Ltd. 2007 9A A2 (c,d)			0.4579	4/20/2019	105,007
250,000	Emerson Park CLO Ltd. 2013-1A C1 (c,d)			2.9765	7/15/2025	246,887
250,000	Flatiron CLO Ltd. 2014-1A B (c,d)			3.0772	7/17/2026	246,150
250,000	Flatiron CLO Ltd. 2014-1A C (c,d)			3.5272	7/17/2026	236,775
117,079	Gannett Peak CLO Ltd. 2006-1A A1A (c,d)			0.4779	10/27/2020	117,072
250,000	GLG One Hill CLO 2013-1A A (c,d)			1.3465	7/15/2025	245,704
500,000	Halcyon Loan Advisors Funding 2012-1A D Ltd. (c,d)			5.7239	8/15/2023	487,940
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. 2013-2A D (c,d)			4.0254	8/1/2025	242,598
250,000	Halcyon Loan Advisors Funding 2014-1 Ltd. 2014-1A C (c,d)			3.2783	4/18/2026	247,736
230,252	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D 2A2 (d)			0.2620	11/25/2036	226,438
244,387	Jersey Street CLO Ltd. 2006-1A A (c,d)			0.4779	10/20/2018	243,629
319,188	JP Morgan Mortgage Acquisition Trust 2007-CH5 A3 (d)			0.2620	5/25/2037	309,008
419,134	KKR Financial CLO 2007-1A A (c,d)			0.5739	5/15/2021	416,984
500,000	LCM Ltd. Partnership 12A A (c,d)			1.6979	10/19/2022	500,045
250,000	LCM Ltd. Partnership 14A D (c,d)			3.7265	7/15/2025	239,987
250,000	LCM Ltd. Partnership 15A A (c,d)			1.7272	8/25/2024	249,389
250,000	LCM Ltd. Partnership 4X D (d)			2.0836	7/12/2017	249,970
250,000	LCM XV LP 15A C (c,d)			3.3272	8/25/2024	250,328
500,000	LCM XVI LP 16A A (c,d)			1.7577	7/15/2026	500,098
250,000	Madison Park Funding XIII Ltd. 2014-13 A D (c,d)			3.5779	1/19/2025	240,778
250,000	Marea CLO Ltd. 2012-1A E (c,d)			6.3265	10/16/2023	248,898
287,618	Morgan Stanley Capital I, Inc. Trust 2006-NC2 A2C (d)			0.3320	2/25/2036	285,218
98,485	Moselle CLO 2005-A A1L (c,d)\			0.4804	1/6/2020	98,535
250,000	NewMark Capital Funding 2013-1A A2 Ltd. (c,d)			1.3474	6/2/2025	245,392
662,200	NOB Hill CLO Ltd. 2006-1X A1 (d)			0.4836	8/15/2018	660,872
347,040	NewMark Capital Funding 2013-1 CLO Ltd. (c,d)			0.4742	8/8/2020	342,733
250,000	Ocean Trails CLO IV 2013-4A A (c,d)			1.5241	8/13/2025	247,718
250,000	OCP CLO Ltd. 2012-2A A2 (c,d)			1.7081	11/22/2023	250,037
466,069	Pacific Bay CDO Ltd. 2003-1A A2 (c,d)			1.5670	11/4/2038	450,222
916,068	RAMP Series 2006-RS4 A3 Trust (d)			0.3220	7/25/2036	864,334
326,103	RASC Series 2007-KS2 AI2 Trust (d)			0.2720	2/25/2037	317,306
250,000	Shackleton 2014-V CLO Ltd. 2014-5A X (c,d)			1.2296	5/7/2026	250,033
336,940	Structured Asset Securities Corp. Mortgage Loan Trust 2005-4XS 1A3 (f)			5.0000	3/25/2035	345,574
250,000	Venture XVII CLO Ltd. 2014-17A A (c,d)			1.7643	7/15/2026	249,499
250,000	Venture XVII CLO Ltd. 2014-17A B2 (c,d)			2.3843	7/15/2026	248,745
75,044	Vitesse CLO Ltd. 2006-1A A1L (c,d)			0.4759	8/17/2020	74,868
473,170	Westwood CDO Ltd. 2006-X A1 (d)			0.4726	3/25/2021	464,530
500,000	WhiteHorse VIII Ltd. 2014-1A X (c,d)			1.2396	5/1/2026	500,330
						21,901,600

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Principal Amount ($)				Yield	Maturity	Value
	PACKAGING & CONTAINERS - 0.0%
35,000	Berry Plastics Corp.			5.5000%	5/15/2022	$ 35,197
50,000	Sealed Air Corp. (c)			6.5000	12/1/2020	56,250
						91,447
	PHARMACEUTICALS - 0.3%
185,000	Actavis Funding SCS (c)			4.8500	6/15/2044	186,747
40,000	Express Scripts Holding Co.			1.2500	6/2/2017	39,930
100,000	Express Scripts Holding Co.			2.6500	2/15/2017	103,890
150,000	Mylan, Inc.			1.8000	6/24/2016	152,124
190,000	Teva Pharmaceutical Finance Co. BV			2.9500	12/18/2022	182,728
						665,419
	PIPELINES - 0.3%
40,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp.			4.7500	11/15/2021	39,200
135,000	Kinder Morgan Energy Partners LP			6.0000	2/1/2017	150,592
140,000	Kinder Morgan Energy Partners LP			6.9500	1/15/2038	172,602
100,000	ONEOK Partners LP			3.2500	2/1/2016	103,896
161,000	ONEOK Partners LP			6.1250	2/1/2041	190,132
40,000	Southern Star Central Corp. (c)			5.1250	7/15/2022	40,300
165,000	TransCanada Pipelines Ltd.			4.6250	3/1/2034	175,003
						871,725
	REITS - 0.2%
170,000	Boston Properties LP			4.1250	5/15/2021	180,499
185,000	ERP Operating LP			4.5000	7/1/2044	185,604
30,000	MPT Operating Partnership LP / MPT Finance Corp.			6.3750	2/15/2022	32,175
150,000	Simon Property Group LP			4.3750	3/1/2021	164,922
100,000	Simon Property Group LP			5.2500	12/1/2016	109,227
						672,427
	RETAIL - 0.4%
200,000	Grupo Elektra SAB DE CV			7.2500	8/6/2018	211,000
205,000	Macy's Retail Holdings, Inc.			2.8750	2/15/2023	196,777
200,000	Maestro Peru SA			6.7500	9/26/2019	191,000
35,000	Sally Holdings LLC / Sally Capital, Inc.			5.7500	6/1/2022	37,275
100,000	Wal-Mart Stores, Inc.			0.6000	4/11/2016	100,195
170,000	Wal-Mart Stores, Inc.			3.2500	10/25/2020	178,521
200,000	Wal-Mart Stores, Inc.			3.3000	4/22/2024	202,111
50,000	Wal-Mart Stores, Inc.			5.3750	4/5/2017	55,971
						1,172,850
	SOFTWARE - 0.2%
35,000	Activision Blizzard, Inc. (c)			5.6250	9/15/2021	37,713
195,000	Microsoft Corp.			2.1250	11/15/2022	186,707
360,000	Oracle Corp.			2.3750	1/15/2019	366,057
						590,477
	STUDENT LOAN ABS - 0.5%
1,354,202	Access Group Inc. (d)			0.7772	2/25/2037	1,233,715

	TELECOMMUNICATIONS - 1.5%
100,000	AT&T, Inc.			1.7000	6/1/2017	101,163
50,000	AT&T, Inc.			2.5000	8/15/2015	51,086
175,000	AT&T, Inc.			5.3500	9/1/2040	190,351
150,000	B Communications Ltd. (c)			7.3750	2/15/2021	161,250
325,000	British Telecommunications PLC			5.9500	1/15/2018	371,729
300,000	Comcel Trust			6.8750	2/6/2024	324,000
30,000	CommScope Holding Co., Inc. (c)			5.0000	6/15/2021	30,600
200,000	Digicel Group Ltd.			7.0000	2/15/2020	211,000
50,000	Intelsat Luxembourg SA			7.7500	6/1/2021	52,937
315,000	Koninklijke KPN NV			8.3750	10/1/2030	446,372
300,000	Millicom International Cellular S.A.			4.7500	5/22/2020	300,000
400,000	Millicom International Cellular S.A.			6.6250	10/15/2021	432,000
240,000	Motorola Solutions, Inc.			6.0000	11/15/2017	272,510

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Principal Amount ($)				Yield	Maturity	Value
	TELECOMMUNICATIONS - 1.5% (continued)
335,000	Orange SA			2.7500%	9/14/2016	$ 347,541
35,000	SBA Communications Corp.			5.6250	10/1/2019	37,056
200,000	Telefonica Celular del Paraguay S.A.			6.7500	12/13/2022	215,000
330,000	Verizon Communications, Inc.			2.5000	9/15/2016	340,145
						3,884,740
	TOYS / GAMES / HOBBIES - 0.1%
180,000	Mattel, Inc.			2.5000	11/1/2016	185,931

	TRANSPORTATION - 0.1%
185,000	Burlington Northern Santa Fe LLC			3.0000	3/15/2023	181,983

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.2%
161,743	Fannie Mae Pool AD0500 (e)			5.5000	9/1/2036	181,877
2,810,754	Fannie Mae Pool MA1459 (e)			3.0000	6/1/2033	2,868,609
7,132,606	Fannie Mae Pool AB9037 (e)			3.0000	4/1/2038	7,130,591
3,547,585	Fannie Mae Pool MA1117 (e)			3.5000	7/1/2042	3,617,867
431,373	Fannie Mae Pool MA3894 (e)			4.0000	9/1/2031	464,228
190,830	Fannie Mae Pool AL6658 (e)			4.0000	8/1/2041	200,709
170,855	Fannie Mae Pool AB3850 (e)			4.0000	11/1/2041	179,758
421,396	Fannie Mae Pool AL4292 (e)			4.5000	4/1/2026	451,692
220,805	Fannie Mae Pool MA1050 (e)			4.5000	3/1/2042	236,906
158,392	Fannie Mae Pool 985190 (e)			6.0000	8/1/2038	178,233
308,814	Fannie Mae Pool AL 1793 (e)			6.0000	1/1/2041	347,788
432,960	Freddie Mac Gold Pool N70081 (e)			5.5000	7/1/2038	485,669
304,175	Freddie Mac Gold Pool G06954 (e)			6.0000	5/1/2040	341,393
						16,685,320
	U.S. GOVERNMENT OBLIGATIONS - 6.7%
2,110,000	United States Treasury Note			0.2500	9/30/2014	2,110,990
1,210,000	United States Treasury Note			0.3750	3/31/2016	1,210,236
760,000	United States Treasury Note			1.0000	8/31/2016	767,837
610,000	United States Treasury Note			1.0000	10/31/2016	615,719
1,110,000	United States Treasury Note			1.0000	6/30/2019	1,075,833
2,320,000	United States Treasury Note			1.0000	8/31/2019	2,240,976
550,000	United States Treasury Note			1.3750	11/30/2015	558,895
2,150,000	United States Treasury Note			1.6250	8/15/2022	2,041,156
430,000	United States Treasury Note			1.7500	5/31/2016	440,884
2,240,000	United States Treasury Note			1.8750	6/30/2020	2,237,899
650,000	United States Treasury Note			2.1250	12/31/2015	668,129
1,680,000	United States Treasury Bond			2.7500	11/15/2023	1,721,869
1,990,000	United States Treasury Bond			3.7500	8/15/2041	2,161,638
						17,852,061

	TOTAL BONDS & NOTES (Cost - $185,799,212)					189,145,323

	TOTAL INVESTMENTS - 80.3% (Cost - $206,481,902) (g)					$ 215,216,792
	OTHER ASSETS LESS LIABILITIES - 19.7%					52,671,290
	NET ASSETS - 100.0%					$ 267,888,082

	ABS - Asset Backed Security
	REIT - Real Estate Investment Trust
	REMICS - Real Estate Mortgage Investment Conduits
	MBS - Mortgage Backed Securities
*	Non-Income bearing.
**	Zero coupon security. Payment received at maturity.
(a)	All or a portion of these investments is a holding of the AFES Fund Limited.
(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at June 30, 2014.
(c)

Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from registration  to qualified institutional buyers. At June 30, 2014, these securities amounted to $35,362,833 or 13.20% of net assets.

(d)	Variable rate security; the rate shown represents the rate at June 30, 2014.
(e)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home
	Loan Mortgage Corp. and Federal National Mortgage Association currently operate under a federal conservatorship.
Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
						Value
(f)	Step-Up Bond; the interest rate shown is the rate in effect as of June 30, 2014.
(g)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $206,742,211 and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:

					Unrealized Appreciation:	$ 10,208,052
					Unrealized Depreciation:	(1,733,471)
					Net Unrealized Appreciation:	$ 8,474,581

	OPEN TOTAL RETURN SWAP CONTRACTS (a)
		Notional		Termination		Unrealized
	Reference Entity	Amount	Interest Rate	Date	Counterparty	Appreciation
	Barclays Bank PLC SWAP	$ 22,422,259	LIBOR + 120bps	11/9/2016	Barclays Capital, Inc.	$ 1,427,400

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated portfolio of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

AFES gains exposure to the global derivatives markets through the use of unaffiliated trading companies of Futures Evolution Ltd. (“FEL”).FEL is a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on September 8, 2011. FEL uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTAs”). Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments. AFES may redeem its shares in FEL on a biweekly basis.

Altegris Advisors, L.L.C. (the “Advisor”) fair values AFES investments daily based on the CTA’s position information on a next-trading day basis. The Advisor applies current day pricing to the CTA positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA.  The Advisor receives a daily CTA estimated profit and loss figure from the CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to reviewing current prices and speaking with the CTA.  The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisors estimate or the CTA’s estimate. The Advisors fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.   For financial reporting purposes, at June 30, 2014, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price at 4pm eastern time.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).   If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Swap Agreements - The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.  The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Structured Notes – Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation policies. This valuation is a function of the valuation of the reference assets, adjusted for any accruals and financing charges. The change in note value, if any, is recorded as unrealized gain or loss. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at June 30, 2014 is a reflection of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Unaffiliated Trading Companies	$ -	$ 8,505,766	$ -	$ 8,505,766
Structured Note	-	17,565,703	-	17,565,703
Bonds & Notes	-	189,145,323	-	189,145,323
Total Investments	$ -	$ 215,216,792	$ -	$ 215,216,792
Derivatives
Swaps	$ -	$ 1,427,400	$ -	$ 1,427,400
Total Assets	$ -	$ 216,644,192	$ -	$ 216,644,192

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The Consolidated Portfolio of Investments of the Fund include AFES Fund Limited (“AFES”), a wholly-owned and controlled subsidiary of which the Fund may invest up to 25% of its total assets. The Fund consolidates the results of subsidiaries in which the fund holds a controlling economic interest (greater than 50%).

A summary of the Fund’s investment in AFES as follows:

	Inception Date of AFES	AFES Net Assets at June 30, 2014	% of Total Net Assets at June 30, 2014

AFES	October 31, 2011	$ 56,190,470	20.98%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/25/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/25/2014